TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
In respect of:
Net operating loss carry forward	$ 34,835	$ 25,879
Research and development expenses	7,133	7,842
Other	1,085	1,226
Less - valuation allowance	(43,053)	(34,947)	$ (26,166)	$ (21,982)
Net deferred tax assets